Other Equity Instruments	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Other Equity Instruments
33. OTHER EQUITY INSTRUMENTS

				Group
	Interest rate		2021	2020
	%	Next call date	£m	£m
AT1 securities:
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.75	June 2024	496	496
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities	7.375	June 2022	745	745
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	5.33	n/a	—	500
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.30	March 2025	500	500
- £450m Fixed Rate Reset Perpetual AT1 Capital Securities	4.25	March 2026	450	—
			2,191	2,241
AT1 securities
The AT1 securities are perpetual and pay a distribution on 24 March, June, September and December. At each distribution payment date, the Company can decide whether to pay the distribution, which is non-cumulative, in whole or in part. The distribution rate resets every five years. The securities will be automatically written down and the investors will lose their entire investment in the securities should the CET1 capital ratio of the Santander UK prudential consolidation group fall below 7%. They are redeemable at the option of the Company on their first call date or on any reset date thereafter in the cases of the 6.75% and 7.375% Fixed Rate Reset Perpetual AT1 Capital Securities, and on any distribution payment date thereafter in the case of the 6.30% Fixed Rate Reset Perpetual AT1 Capital Securities and on any day falling in the period commencing on (and including) 24 March 2026 and ending on (and including) the First Reset Date; or on any Distribution Payment Date subsequent to the First Reset Date, in the case of the 4.25% Fixed Rate Reset Perpetual AT1 Capital Securities . No such redemption may be made without the consent of the PRA.
The £450m 4.25% Fixed Rate Reset Perpetual AT1 Capital Securities and the £500m 6.30% Fixed Rate Reset Perpetual AT1 Capital Securities were fully subscribed by the Company’s immediate parent company, Banco Santander SA. £100m of the £750m 7.375% Fixed Rate Reset Perpetual AT1 Capital Securities were subscribed by Banco Santander SA.
In March 2021, Santander UK Group Holdings plc purchased and redeemed the £500m 5.33% Fixed Rate Reset Perpetual AT1 Capital Securities and issued £450m 4.25% Fixed Rate Reset Perpetual AT1 Capital Securities, which were fully subscribed by the Company’s immediate parent company, Banco Santander SA.